UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ---------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Expo Capital Management, LLC
            ------------------------------------------
Address:    11111 Santa Monica Blvd
            ------------------------------------------
            Suite 770
            ------------------------------------------
            Los Angeles, CA 90025
            ------------------------------------------

Form 13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim McCoy
          --------------------------------------------
Title:    COO & Partner
          --------------------------------------------
Phone:    (310) 201-7909
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jim McCoy               Los Angeles, California               08/13/08
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                              --------------

Form 13F Information Table Entry Total:                   18
                                              --------------

Form 13F Information Table Value Total:              $83,683
                                              --------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHAR  NONE
------------------------------------------------------------------------------------------------------------------------------------
BARR LABORATORIES INC           COMM            068306109   $4,283      95,000  SH            sole                 95,000
BECKMAN COULTER INC             COMM            075811109   $3,714      55,000  SH            sole                 55,000
CELGENE CORP                    Nasdaq OTC      151020104   $7,984     125,000  SH            sole                125,000
GENENTECH INC                   COMM            368710406   $8,729     115,000  SH            sole                115,000
HEALTHWAYS INC                  Nasdaq OTC      422245100   $4,736     160,000  SH            sole                160,000
IMCLONE SYSTEMS INC             Nasdaq OTC      45245W109   $8,699     215,000  SH            sole                215,000
MASIMO CORP                     Nasdaq OTC      574795100   $3,435     100,000  SH            sole                100,000
MEDCOHEALTH SOLUTIONS INC       Nasdaq OTC      58405U102   $4,720     100,000  SH            sole                100,000
MYLAN LABS INC                  COMM            628530107   $3,923     325,000  SH            sole                325,000
RIGEL PHARMACEUTICALS INC       Nasdaq OTC      766559603   $2,833     125,000  SH            sole                125,000
SHIRE PHARMACEUTICALS GROUP ADR COMM            82481R106   $5,650     115,000  SH            sole                115,000
SONOSITE INC                    Nasdaq OTC      83568G104   $3,221     115,000  SH            sole                115,000
ST JUDE MEDICAL INC             COMM            790849103   $3,144      76,900  SH            sole                 76,900
TEVA PHARMACEUTICAL ADR         COMM            881624209   $4,122      90,000  SH            sole                 90,000
VARIAN INC                      Nasdaq OTC      922206107   $3,319      65,000  SH            sole                 65,000
VARIAN MEDICAL SYSTEM INC       COMM            92220P105   $2,593      50,000  SH            sole                 50,000
WRIGHT MEDICAL GROUP INC        Nasdaq OTC      98235T107   $4,262     150,000  SH            sole                150,000
WYETH                           COMM            983024100   $4,316      90,000  SH            sole                 90,000